--------------------------------------------------------------------------------
                           PLAN INVESTMENT FUND, INC.

                                  Annual Report
                                December 31, 1999



















                                       ADMINISTRATOR:
                                       --------------
                                       BCS FINANCIAL SERVICES CORPORATION [LOGO]

                                       BCS FINANCIAL SERVICES CORPORATION
                                       676 N. St. Clair,  Chicago, IL 60611
                                       (312) 951-9841

--------------------------------------------------------------------------------
                           PLAN INVESTMENT FUND, INC.

PRESIDENT'S LETTER
--------------------------------------------------------------------------------


                                               February 9, 2000




Fellow Investors:

BCS Financial Services Corporation on behalf of the Board of Trustees, presents the 1999 Annual Report for Plan Investment Fund. During 1999 the administrative function for Plan Investment Fund was successfully migrated to BCS Financial Services. This change was made without any disruption to the Participation Certificate holders or the other service providers. This successful transition was due, in no small part, to the efforts of the prior Administrator, Health Plans Capital Services Corp. and BCS Financial Services Corporation. I am happy to report also, that Plan Investment Fund experienced no problems related to the Y2K issue.

The investment advisors discuss later in the Report the increase in short term rates and the impact on the portfolios. Rates have gone up as a result of the Federal Reserve's actions. This situation in conjunction with concerns about investor actions approaching the end of the century prompted both managers to shorten portfolio durations. In spite of these factors the returns on the Plan Investment Fund portfolios remained very competitive while maintaining very high credit quality.

During the past year average balances within Plan Investment Fund have been below the levels of the prior two years. This decline we believe is the result of reduced cash flows and decisions at some of the Blue organizations to reallocate their investments.

There are presently 44 members of the Blue System that use Plan Investment Fund and, we believe the wide usage of Plan Investment Fund demonstrates that these portfolios provide a valuable investment alternative in many different situations. We will continue to pursue ways to improve the value for investors while maintaining the high quality and service that are the hallmark of Plan Investment Fund.

                                           Sincerely,




                                           Edward J. Baran
                                           President and Chief Executive Officer

--------------------------------------------------------------------------------
                COMPARATIVE PERFORMANCE: ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------------------

Periods Ended                                         Three    One     Five     Ten     From
December 31, 1999                                     Months   Year    Years   Years  Inception*
-----------------                                     ------   ----    -----   -----  ----------
GOVERNMENT/REPO PORTFOLIO                              5.44%   5.05%     --      --      5.46%
Donoghues Inst. Money Market Avg                       5.23%   4.81%     --      --      5.18%
Repurchase Agreements                                  5.41%   5.05%     --      --      5.45%

MONEY MARKET PORTFOLIO                                 5.51%   5.02%   5.46%   5.27%     5.86%
Donoghues Inst. Money Market Avg                       5.23%   4.81%   5.23%   5.06%     5.66%
Repurchase Agreements                                  5.41%   5.05%   5.49%   5.24%     5.80%

SHORT-TERM  PORTFOLIO                                  4.18%   4.33%   5.60%   5.60%     5.97%
6   Month  Treasury  Note Index                        5.15%   4.80%   5.38%   5.27%     5.74%
1 - 3  Year  Treasury  Note Index                      2.43%   3.06%   6.51%   6.60%     6.82%


* Inception dates:
------------------
6/01/95 - Government/REPO Portfolio; 3/11/87 - Money Market and Short-Term Portfolios

--------------------------------------------------------------------------------
                            PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

                                                       Closing     Closing
                                 Average    Closing    Average     Average
Portfolio/Month                   Yield      Price     Maturity    Quality
---------------                  -----      ----       --------    -------
GOVERNMENT/REPO PORTFOLIO
   October                        5.18%      $1.00      1 Day        A1+
   November                       5.37%      $1.00      1 Day        A1+
   December                       5.21%      $1.00      3 Days       A1+

MONEY MARKET PORTFOLIO
   October                        5.21%      $1.00      35 Days      A1+
   November                       5.37%      $1.00      38 Days      A1+
   December                       5.36%      $1.00      22 Days      A1+

SHORT-TERM PORTFOLIO
   October                        5.12%      $9.94      8.3 Months   AA
   November                       5.33%      $9.93      8.4 Months   AA
   December                       5.45%      $9.92      8.6 Months   AA

--------------------------------------------------------------------------------
REPORT FROM THE MONEY MARKET AND GOVERNMENT/REPO PORTFOLIO ADVISOR
--------------------------------------------------------------------------------


A robust U.S. economy, coupled with recoveries abroad, put upward pressure on interest rates in the U.S. markets during the past year. The surge in growth, as exemplified by a thirty year low in U.S. unemployment and a 5.7% gain in third quarter gross domestic product ("GDP"), led to increased focus on the massive U.S. current account deficit, a weaker dollar and rising commodity prices. Higher prices, particularly in the energy sector, and tight labor markets caused concerns of profit margin compression for U.S. corporations and negative sentiment in the bond market.

Faced by strong economic reports, and despite reassuringly low levels of inflation, the Federal Open Market Committee (FOMC) voted to increase short-term interest rates three times in 1999, raising the federal funds target from 4.75% in May to 5.50% in November. The third tightening, in November, effectively reversed all of the easings instituted in the third and fourth quarters of 1998, amid the global financial crisis.

As the year draws to a close, the Federal Reserve ("Fed") will continue to monitor the strength of the economy and its remarkable pace of growth. With expected year-over-year GDP growth of 4.3% for 1999, and with the tightness of the labor market and pressure on wages, the Fed will have to remain vigilant to prevent an end to the current nine-year record expansion in the U.S.

Although there was no change in monetary policy until mid-year, the money market yield curve steepened, in anticipation, early in the year. The Money Market Portfolio extended its average weighted maturity during this time to the mid-60 day range to take advantage of additional yield out the curve. In May, the Fed adopted a bias towards tightening, further steepening the yield curve. On June 30, the Fed increased the federal funds rate 25 basis points. Coincident with the increase in rates during the year, the Money Market Portfolio's assets declined to the $300-350 million range for much of the year. At year-end, government agency discount notes were purchased for anticipated liquidity needs, due to the uncertainty about Y2K-related cash flows. The average weighted maturity declined from the high 30's during the fourth quarter to 22 days at year-end, as additional cash was held as a precaution. The Portfolio's total return for the year was 5.02% versus 4.81% for the IBC's Total Institutions-Only category. Assets at year-end rose to $426 million.

The Government/REPO Portfolio adhered to its policy of investing substantially all its assets in overnight investments. The Portfolio's repurchase agreements were collateralized by U.S. government obligations and the repo counterparties were analyzed for their credit quality. Like the Money Market Portfolio, government agencies were purchased for anticipated liquidity needs at year-end. For 1999, the Government/REPO Portfolio produced a total return of 5.05% while finishing the year with assets of $116.6 million.


Thomas H. Nevin
Managing Director
BlackRock Institutional Management Corporation

--------------------------------------------------------------------------------
REPORT FROM THE SHORT-TERM PORTFOLIO ADVISOR
--------------------------------------------------------------------------------


The final quarter of 1999 ended with a surprising calm. Interest rates on very short maturity issues fell to 2%, the Y2K bug never created the feared epidemic, and the Federal Reserve ("Fed") tonic of keeping the markets liquid and confident worked well.

However throughout the quarter we saw rates rise roughly a 1/2 to 3/4 of a percent as the bond market completed a very tough year. True to our discipline we kept the weighted average maturity of the portfolio in a defensive range, considerably shorter than the benchmark.

We focused on preserving principal and took advantage of "turn" rates in high quality corporate and Agency debt, as they were extremely attractive through mid December. Careful security selection was rewarded as credit quality weakened in some sectors and corporate downgrades exceeded upgrades by the ratings services. We avoided the longer maturities, as it became clear that our economy continues to be robust, consumer demand and confidence is strong, and there could be more rate increases in the new year, as the Fed remains on inflation alert.

We have seen this pattern before. The easy monetary policy during 1993 was focused on the weak banking and savings and loan sectors. The follow-up in 1994-95 was a series of seven increases doubling the Fed Funds rate from 3 to 6%. As you will recall in 1995 the Fed also capitulated later in the year as funds were reduced to 5.5%, providing excellent returns to fixed income investors. More recently we had the 1998 successful Fed action to head off an international financial crisis. Three rate reductions provided financial system liquidity and restored stability. The reversal in 1999 probably does not complete the Fed's work of tightening monetary policy enough to subdue the threat of inflation. Therefore, the market has discounted some additional tightening to be accomplished sooner rather than later. Will there be an attractive entry point for additional investments in fixed income in 2000? We believe the answer is a resounding yes!


Josephine Mahaney
Senior Portfolio Manager
Neuberger Berman

                              [PERFORMANCE GRAPH]


                            Annualized Total Return
                            -----------------------

                         1 Year    5 Years     10 Years      Inception
                         ------    -------     --------      ---------
Short-Term Porfolio       4.33%     5.60%       5.60%         5.97%

                           GOVERNMENT/REPO PORTFOLIO


                             Statement of Net Assets

                                December 31, 1999

                                                        PERCENTAGE
                                                            OF                PAR
                                                        NET ASSETS            (000)             VALUE
                                                        ----------            --------      ------------
---------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                             92.3%
---------------------------------------------------------------------------------------------------------

Federal Home Loan Bank
   Discount Notes
   1.50% (01/03/00)                                                           $ 95,000      $ 94,992,083
                                                                                            ------------
   (Cost $94,992,083)

---------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                     21.0%
---------------------------------------------------------------------------------------------------------

Merrill Lynch Government Securities, Inc.
   3.20% (1/03/00)
   To be repurchased at $15,004,000
   (Collateralized by $16,230,000 Government
   National Mortgage Association Bonds,
   0.00% to 7.00%; due 08/16/29 to 12/16/29;
   Market Value $15,452,031)                                                    15,000        15,000,000

Morgan Stanley & Co., Inc.
   2.50% (1/03/00)
   To be repurchased at $6,601,375
   (Collateralized by $6,785,000 U.S. Treasury
   Notes, 4.88%; due 3/31/01; Market Value
   $6,767,428)                                                                   6,600         6,600,000
                                                                                            ------------
  TOTAL REPURCHASE AGREEMENTS                                                                 21,600,000
                                                                                            ------------
   (Cost $21,600,000)
TOTAL INVESTMENTS IN SECURITIES                             113.3%                           116,592,083
   (Cost $116,592,083*)

LIABILITIES IN EXCESS OF OTHER ASSETS                       (13.3)%                          (13,719,282)
                                                            -----                           ------------

NET ASSETS(Applicable to 102,872,801
PCs outstanding)                                            100.0%                          $102,872,801
                                                            =====                           ============
NET ASSET VALUE, offering and
redemption price per PC
($102,872,801/102,872,801 PCs)                                                              $       1.00
                                                                                            ============

*  Aggregate cost for Federal tax purposes.



                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             Statement of Net Assets

                                December 31, 1999

                                                               PERCENTAGE
                                                                   OF            PAR
                                                               NET ASSETS        (000)         VALUE
                                                               ----------       --------    -------------
---------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                                    20.6%
---------------------------------------------------------------------------------------------------------
Federal Home Loan Bank
Discount Notes
1.50% (1/03/00)                                                                 $ 87,705    $ 87,697,690
                                                                                            ------------
(Cost $87,697,690)

---------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                                           3.5%
---------------------------------------------------------------------------------------------------------

NationsBank
5.00% (1/06/00)                                                                   15,000      14,999,960
                                                                                              ----------
(Cost $14,999,960)

---------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER                                                 16.7%
---------------------------------------------------------------------------------------------------------

ASSET BACKED SECURITIES                                           4.0%
   Centric Capital Corp.
      5.65% (2/29/00)                                                              17,000     16,842,585
                                                                                              ----------

ELECTRIC                                                          3.5%
   Allegheny Energy, Inc.
      5.78% (3/10/00)                                                             15,000      14,833,825
                                                                                              ----------

MISCELLANEOUS MANUFACTURING                                       2.3%
   Fortune Brands, Inc.
      5.20% (2/11/00)                                                             10,000       9,940,778
                                                                                              ----------

PERSONAL CREDIT INSTITUTIONS                                      3.5%
   Norwest Financial, Inc.
      5.92% (3/09/00)                                                             15,000      14,832,267
                                                                                              ----------

SHORT-TERM BUSINESS CREDIT                                        3.4%
   General Electric Capital Corp.
      5.83% (4/11/00)                                                             15,000      14,754,654
                                                                                              ----------

     TOTAL COMMERCIAL PAPER                                                                   71,204,109
                                                                                              ----------
     (Cost $71,204,109)


                             MONEY MARKET PORTFOLIO

                             Statement of Net Assets


                                                               PERCENTAGE
                                                                   OF               PAR
                                                               NET ASSETS          (000)                    VALUE
                                                               ----------          -----                -------------
---------------------------------------------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS                                         29.3%
---------------------------------------------------------------------------------------------------------------------

BANKS                                                             15.3%
   Bank One Corp.
      6.115% (1/03/00)                                                              $ 15,000       $ 14,994,428
                                                                                                   ------------
   Comerica Bank - Detroit
      6.531% (1/25/00)                                                                15,000         14,992,440
   Key Bank, N.A.
      6.031% (3/14/00)                                                                15,000         14,996,006
   SMM Trust Series 1999E
      6.105% (1/05/00)                                                                20,000         20,000,000
                                                                                                   ------------
                                                                                                     64,982,874
                                                                                                   ------------

CHEMICALS & ALLIED PRODUCTS                                       3.5%
   Dow Chemical Co.
      6.021% (3/15/00)                                                                15,000         14,998,875
                                                                                                   ------------

PETROLEUM REFINING                                                3.5%
   Texaco Capital, Inc.
      6.011% (2/03/00)                                                                15,000         14,995,035
                                                                                                   ------------

SHORT-TERM BUSINESS CREDIT                                        3.5%
   Caterpillar Financial Services Corp.
      6.186% (1/18/00)                                                                15,000         14,995,954
                                                                                                   ------------

TELECOMMUNICATIONS                                                3.5%
   AT&T Corp.
      6.136% (1/13/00)                                                                15,000         14,996,820
                                                                                                   ------------

      TOTAL VARIABLE RATE OBLIGATIONS                                                               124,969,558
                                                                                                   ------------
      (Cost $124,969,558)

                             MONEY MARKET PORTFOLIO

                             Statement of Net Assets


                                                               PERCENTAGE
                                                                   OF                PAR
                                                               NET ASSETS           (000)       VALUE
                                                               ----------       ------------  -----------
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                             29.9%
-------------------------------------------------------------------------------------------------------------

   Greenwich Capital Markets
      3.00% (1/03/00) To be repurchased at $15,003,750
      (Collateralized by $23,052,489 Federal National
      Mortgage Association STRIPS, due 9/01/23 to
      5/01/29; Market Value $15,450,294)
                                                                                     15,000  $ 15,000,000
                                                                                             ------------

   Merrill Lynch Government Securities, Inc.
      3.20% (1/03/00)
      To be repurchased at $20,005,333
      (Collateralized by $20,870,000 Government
      National Mortgage Association Bonds,
      5.84% to 6.08%; due 12/16/29;
      Market Value $20,602,540)
                                                                                     20,000   20,000,000
                                                                                             ------------

   Morgan (J.P.) Securities, Inc.
      4.50% (1/03/00) To be repurchased at $48,218,075 (Collateralized by
      $50,180,000 Federal Home Loan Bank Discount Notes, due 3/08/00; Market
      Value $49,646,235)
                                                                                     48,200   48,200,000
                                                                                             ------------

   Morgan Stanley & Co., Inc.
      2.50% (1/03/00)
      To be repurchased at $44,009,167
      (Collateralized by $48,010,000  U.S.
      Treasury Notes, 4.25%; due 11/15/03;
      Market Value $44,952,285)
                                                                                     44,000   44,000,000
                                                                                             ------------

TOTAL REPURCHASE AGREEMENTS                                                                  127,200,000
                                                                                             ------------
      (Cost $127,200,000)


                             MONEY MARKET PORTFOLIO

                             Statement of Net Assets


                                            PERCENTAGE
                                                OF
                                             NET ASSETS       VALUE
                                            -----------   ------------
TOTAL INVESTMENTS IN SECURITIES               100.0%       426,071,317
        (Cost $426,071,317*)

LIABILITIES IN EXCESS OF OTHER ASSETS          (0.0%)          (51,678)
                                            -------      -------------

NET ASSETS (Applicable to 426,023,549
PCs outstanding)                              100.0%     $ 426,019,639
                                            =======      =============

NET ASSET VALUE, offering and
redemption price per PC
($426,019,639/426,023,549 PCs)                           $        1.00
                                                         =============

* Aggregate cost for Federal tax purposes.



                  See accompanying notes to financial statement

                              SHORT-TERM PORTFOLIO


                             Statement of Net Assets

                                December 31, 1999


                                                               PERCENTAGE
                                                                   OF             PAR
                                                               NET ASSETS        (000)         VALUE
                                                               ----------       -------     ------------

-------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                                     3.9%
-------------------------------------------------------------------------------------------------------------

   Federal Home Loan Mortgage Corporation
      Gold Balloon
      6.50% (7/31/00)                                                           $ 1,324      $ 1,300,756
                                                                                             -----------
      (Cost $1,325,522)

-------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES                                           9.2%
-------------------------------------------------------------------------------------------------------------

   Case Equipment Loan Trust
      5.285% (2/29/00)                                                          2,226           2,199,234

   Honda Auto Receivables Grantor Trust Series 1997A
      5.85% (8/01/00)                                                             265             262,202

   Union Acceptance Corp.
      5.44% (3/01/00)                                                             558             557,106
                                                                                             ------------

      TOTAL ASSET BACKED SECURITIES                                                             3,018,542
                                                                                             ------------
      (Cost $3,048,614)

-------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER                                                  13.8%
-------------------------------------------------------------------------------------------------------------

FINANCE                                                           3.0%
   Merrill Lynch & Co., Inc.
      5.37% (2/16/00)                                                           1,000             992,799
                                                                                             ------------

FINANCIAL                                                         4.9%
   Enterprise Funding
      6.28% (2/10/00)                                                           1,623           1,611,675
                                                                                             ------------


                              SHORT-TERM PORTFOLIO

                             Statement of Net Assets



                                                              PERCENTAGE
                                                                   OF                      PAR
                                                               NET ASSETS                 (000)                 VALUE
                                                              -----------               ---------            ------------
FINANCIAL SERVICES                                                3.1%
   Bell Atlantic Network Funding
      5.80% (1/19/00)                                                                     $ 1,035             $ 1,031,999
                                                                                                              -----------

FOODS                                                             2.8%
   Hershey Foods Corp.
      5.77% (1/31/00)                                                                         925                 920,483
                                                                                                              -----------

      TOTAL COMMERCIAL PAPER                                                                                    4,556,956
                                                                                                              -----------
      (Cost $4,557,364)

--------------------------------------------------------------------------------------------------------------------------
FIXED RATE OBLIGATIONS                                            66.1%
--------------------------------------------------------------------------------------------------------------------------

CHEMICALS                                                         9.1%
   E.I. Dupont de Nemours
      4.998% (4/14/00)                                                                      3,000               2,988,750
                                                                                                              -----------

COMPUTERS                                                         6.1%
   International Business Machines
      6.375% (6/15/00)                                                                      2,000               2,002,500
                                                                                                              -----------

CREDIT                                                            5.9%
   Associates Corp. North America
      5.50% (2/15/02)                                                                       2,000               1,940,000
                                                                                                              -----------

FINANCE                                                           23.4%
   Ford Motor Credit Co.
      6.85% (8/15/00)                                                                       3,000               3,006,974
   General Motors Acceptance Corp.
      6.45% (8/27/01)                                                                       2,000               1,982,500
   International Lease Finance Corp.
      6.63% (6/01/00)                                                                         740                 739,820
      6.21% (2/01/01)                                                                       1,000                 991,250
   Prudential Funding Corp.
      5.96% (4/27/00)                                                                       1,000                 997,500
                                                                                                              -----------
                                                                                                                7,718,044
                                                                                                              -----------


                              SHORT-TERM PORTFOLIO

                             Statement of Net Assets


                                                               PERCENTAGE
                                                                   OF                      PAR
                                                               NET ASSETS                 (000)                  VALUE
                                                               ----------               ---------             -----------
FINANCIAL SERVICES                                                15.6%
   Citicorp
      6.70% (4/30/01)                                                                     $ 1,170             $ 1,167,075
   General Electric Capital Corp.
      6.33% (9/17/01)                                                                       2,000               1,982,500
   Morgan Stanley, Dean Witter, Discover & Co.
      5.89% (3/20/00)                                                                       2,000               1,997,075
                                                                                                              -----------
                                                                                                                5,146,650
                                                                                                              -----------
RETAIL MERCHANDISING
   Wal-Mart Stores, Inc.                                          6.0%
      6.15% (8/10/01)                                                                       2,000               1,982,500


      TOTAL FIXED RATE OBLIGATIONS                                                                             21,778,444
                                                                                                              -----------
      (Cost $21,961,930)

--------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS                                         6.1%
--------------------------------------------------------------------------------------------------------------------------

FINANCE
   Goldman Sachs Group
      6.25% (1/24/00)                                                                       2,000               1,999,381
                                                                                                              -----------
      (Cost $1,999,871)

TOTAL INVESTMENTS IN SECURITIES                                   99.1%                                        32,654,079
        (Cost $32,893,301*)

OTHER ASSETS IN EXCESS OF LIABILITIES                              0.9%                                           287,106
                                                                ------                                       ------------

NET ASSETS (Applicable to 3,321,151
PCs outstanding)                                                 100.0%                                      $ 32,941,185
                                                                 =====                                       ============

NET ASSET VALUE, offering and
redemption price per PC
($32,941,185/3,321,151PCs)                                                                                         $ 9.92
                                                                                                            =============

* Aggregate cost for Federal tax purposes. The aggregate gross unrealized appreciation or depreciation for all securities is as follows: excess of value over tax cost $0; excess of tax cost over value $239,222.


                 See accompanying notes to financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES


                                DECEMBER 31, 1999


                                             Government/REPO       Money Market     Short-Term
                                               Portfolio            Portfolio       Portfolio
                                             ---------------       ------------   ------------
ASSETS
   Investments in securities at value         $116,592,083        $426,071,317   $ 32,654,079
   Accrued interest receivable                       1,792           1,926,484        477,828
   Cash                                              1,439              22,642          6,939
   Other assets                                      1,330               4,122            587
                                              ------------        ------------   ------------
            Total Assets                       116,596,644         428,024,565     33,139,433

LIABILITIES
   Payable for fund subscriptions cancelled     13,000,000                --             --
   Dividends payable                               701,299           1,876,468        182,805
   Accrued expenses payable                         22,544             128,458         15,443
                                              ------------        ------------   ------------
            Total Liabilities                   13,723,843           2,004,926        198,248
                                              ------------        ------------   ------------

NET ASSETS                                    $102,872,801        $426,019,639   $ 32,941,185
                                              ============        ============   ============

NET ASSET VALUE PER
PARTICIPATION CERTIFICATE                     $       1.00        $       1.00   $       9.92
                                              ============        ============   ============


(Participation Certificates outstanding,
Government/REPO Portfolio 102,872,801,
Money Market Portfolio 426,023,549,
Short-Term Portfolio 3,321,151)



                 See accompanying notes to financial statements.

                            Statements of Operations

                                December 31, 1999

                                      GOVERNMENT/REPO    MONEY MARKET     SHORT-TERM
                                         PORTFOLIO        PORTFOLIO       PORTFOLIO
                                      ---------------   -------------   -------------
INTEREST INCOME                         $  9,238,624    $ 21,398,838    $  3,313,381
                                      ---------------   -------------   -------------

EXPENSES
   Investment advisory fee                   360,279         745,887         173,881
   Administration fee                         90,887         207,209          31,220
   Custodian                                  29,732          46,442          11,580
   Legal                                      22,493          26,835           5,802
   Audit                                      13,126          24,001           3,150
   Professional services                      10,945           4,794            --
   Insurance                                   8,780          23,169           3,260
   Transfer agent                              9,536          11,657           1,200
   Trustee expenses                            2,955           7,199             600
   Printing                                    4,590           4,103           1,325
   Service agent                                --              --           100,001
   Miscellaneous                                 412             464           4,366
   Fees waived                              (371,980)           (987)       (149,068)
                                        ------------    ------------    ------------
                     Net Expenses            181,755       1,100,773         187,317
                                        ------------    ------------    ------------

NET INVESTMENT INCOME                      9,056,869      20,298,065       3,126,064

NET REALIZED LOSS ON SECURITIES SOLD            --            (3,910)        (32,174)
UNREALIZED DEPRECIATION OF SECURITIES           --              --          (404,457)
                                        ------------    ------------    ------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                       $  9,056,869    $ 20,294,155    $  2,689,433
                                        ============    ============    ============

                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO


                       STATEMENTS OF CHANGES IN NET ASSETS

                                                   YEAR ENDED          YEAR ENDED
                                                DECEMBER 31, 1999   DECEMBER 31, 1998
                                                -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                         $     9,056,869    $    13,829,240
   Net realized gain (loss) on securities sold              --                 --
                                                 ---------------    ---------------
      Net increase in net assets
         resulting from operations                     9,056,869         13,829,240
                                                 ---------------    ---------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

   From net investment income $.049
      and $.054 per PC                                (9,056,869)       (13,829,240)
                                                 ---------------    ---------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 2,921,614,052
      and 3,258,023,585 PCs                        2,921,614,052      3,258,023,585

   Value of 2,740,565 and 6,014,183 PCs
      issued in reinvestment of dividends              2,740,565          6,014,183

   Cost of 2,946,168,096 and 3,338,589,426
      PCs repurchased                             (2,946,168,096)    (3,338,589,426)
                                                 ---------------    ---------------

   Increase (decrease) in net assets derived
      from capital transactions                      (21,813,479)       (74,551,658)
                                                 ---------------    ---------------

   Total increase (decrease) in net assets           (21,813,479)       (74,551,658)

NET ASSETS:

   Beginning of period                               124,686,280        199,237,938
                                                 ---------------    ---------------

   End of period                                 $   102,872,801    $   124,686,280
                                                 ===============    ===============


                 See accompanying notes to financial statements.

                            MONEY MARKET PORTFOLIO


                       STATEMENTS OF CHANGES IN NET ASSETS

                                                    YEAR ENDED          YEAR ENDED
                                                DECEMBER 31, 1999   DECEMBER 31, 1998
                                                -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                         $    20,298,065    $    23,473,526
   Net realized gain (loss) on securities sold            (3,910)                77
                                                 ---------------    ---------------
      Net increase in net assets
         resulting from operations                    20,294,155         23,473,603
                                                 ---------------    ---------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

   From net investment income $.049
      and $.053 per PC                               (20,298,065)       (23,473,526)

   Net capital gains                                        --                  (77)
                                                 ---------------    ---------------

   Total distributions                               (20,298,065)       (23,473,603)
                                                 ---------------    ---------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 3,577,865,628
      and 3,708,891,424 PCs                        3,577,865,628      3,708,891,424

   Value of 15,097,502 and 18,036,609 PCs
      issued in reinvestment of dividends             15,097,502         18,036,609

   Cost of 3,655,063,876 and 3,653,428,968
      PCs repurchased                             (3,655,063,876)    (3,653,428,968)
                                                 ---------------    ---------------

   Increase (decrease) in net assets derived
      from capital transactions                      (62,100,746)        73,499,065
                                                 ---------------    ---------------

   Total increase (decrease) in net assets           (62,104,656)        73,499,065

NET ASSETS:

   Beginning of period                               488,124,295        414,625,230
                                                 ---------------    ---------------

   End of period                                 $   426,019,639    $   488,124,295
                                                 ===============    ===============


                 See accompanying notes to financial statements.

                              SHORT-TERM PORTFOLIO


                       STATEMENT OF CHANGES IN NET ASSETS


                                                 YEAR ENDED         YEAR ENDED
                                             DECEMBER 31, 1999   DECEMBER 31, 1998
                                             -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                         $  3,126,064    $  2,623,231
   Net realized gain (loss) on securities sold        (32,174)         17,715
   Unrealized appreciation (depreciation)
      of securities                                  (404,457)        101,501
                                                 ------------    ------------
         Net increase in net assets
            resulting from operations               2,689,433       2,742,447
                                                 ------------    ------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

   From net investment income $.502
      and $.540 per PC                             (3,126,064)     (2,623,231)
                                                 ------------    ------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 6,644,257
      and 3,125,109 PCs                            66,300,020      31,194,097

   Value of 180,621 and 185,408 PCs
      issued in reinvestment of dividends           1,799,213       1,850,667

   Cost of 8,372,866 and 3,096,706
      PCs repurchased                             (83,388,894)    (30,901,428)
                                                 ------------    ------------

   Increase (decrease) in net assets derived
      from capital transactions                   (15,289,661)      2,143,336
                                                 ------------    ------------

   Total increase (decrease) in net assets        (15,726,292)      2,262,552

NET ASSETS:

   Beginning of period                             48,667,477      46,404,925
                                                 ------------    ------------

   End of period                                 $ 32,941,185    $ 48,667,477
                                                 ============    ============


                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO


                              FINANCIAL HIGHLIGHTS

     For a Participation Certificate (PC) Outstanding Throughout the Period


                                              Year           Year              Year             Year          6/1/95(1)
                                             Ended           Ended             Ended            Ended          Through
                                           12/31/99         12/31/98          12/31/97         12/31/96        12/31/95
                                          ------------     ------------     ------------     ------------     ------------
Net Asset Value, Beginning of Period      $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                          ------------     ------------     ------------     ------------     ------------

Income From Investment Operations:
Net Investment Income                            0.049            0.054            0.054            0.053            0.034
Net Realized Gain (Loss) on Investments              0                0                0                0                0
                                          ------------     ------------     ------------     ------------     ------------

Total From Investment Operations                 0.049            0.054            0.054            0.053            0.034
                                          ------------     ------------     ------------     ------------     ------------

Less Distributions:
Dividends to PC holders from
   Net Investment Income                        (0.049)          (0.054)          (0.054)          (0.053)          (0.034)
Distributions to PC holders from
   Net Capital Gains                                 0                0                0                0                0
                                          ------------     ------------     ------------     ------------     ------------
Total Distributions                             (0.049)          (0.054)          (0.054)          (0.053)          (0.034)
                                          ------------     ------------     ------------     ------------     ------------

Net Asset Value, End of Period            $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                          ============     ============     ============     ============     ============

Total Return                                      5.05%            5.48%            5.57%            5.42%            5.99%(3)

Ratios/Supplemental Data:
Net Assets, End of Period (000)           $    102,873     $    124,686     $    199,238     $    156,382     $    119,080
Ratio of Expenses to Average
   Net Assets(2)                                  0.10%            0.10%            0.10%            0.10%            0.10%(3)
Ratio of Net Investment Income
   to Average Net Assets                          4.98%            5.36%            5.44%            5.29%            5.78%(3)


-----------------------------------------

(1)   Commencement of operations
(2) Without the waiver of a portion of advisory and administration fees (see Note C), the ratio of expenses to average daily net assets would have been .30%,.28%, .29%, .29% and .30% for the fiscal periods ended December 31, 1999, 1998, 1997, 1996 and 1995, respectively.
(3)   Annualized


                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO


                              FINANCIAL HIGHLIGHTS

     For a Participation Certificate (PC) Outstanding Throughout the Period


                                              Year            Year             Year            Year             Year
                                              Ended           Ended            Ended           Ended            Ended
                                            12/31/99        12/31/98          12/31/97        12/31/96         12/31/95
                                          ------------     ------------     ------------     ------------     ------------
Net Asset Value, Beginning of Period      $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                          ------------     ------------     ------------     ------------     ------------

Income From Investment Operations:
Net Investment Income                            0.049            0.053            0.054            0.052            0.058
Net Realized Gain (Loss) on Investments              0                0                0                0                0
                                          ------------     ------------     ------------     ------------     ------------

Total From Investment Operations                 0.049            0.053            0.054            0.052            0.058
                                          ------------     ------------     ------------     ------------     ------------

Less Distributions:
Dividends to PC holders from
   Net Investment Income                        (0.049)          (0.053)          (0.054)          (0.052)          (0.058)
Distributions to PC holders from
   Net Capital Gains                                 0                0                0                0                0
                                          ------------     ------------     ------------     ------------     ------------

Total Distributions                             (0.049)          (0.053)          (0.054)          (0.052)          (0.058)
                                          ------------     ------------     ------------     ------------     ------------

Net Asset Value, End of Period            $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                          ============     ============     ============     ============     ============

Total Return                                      5.02%            5.42%            5.51%            5.38%            5.97%

Ratios/Supplemental Data:
Net Assets, End of Period (000)           $    426,020     $    488,124     $    414,625     $    524,872     $    584,976
Ratio of Expenses to Average
   Net Assets(1)                                  0.27%            0.26%            0.25%            0.23%            0.24%
Ratio of Net Investment Income
   to Average Net Assets                          4.90%            5.28%            5.38%            5.24%            5.82%

-------------------------------------------

(1) Without the waiver of a portion of advisory and administration fees (see Note C), the ratios of expenses to average daily net assets would have been .24% and .25% for the fiscal periods ended December 31, 1996 and 1995, respectively.


                 See accompanying notes to financial statements.

                              SHORT-TERM PORTFOLIO


                              FINANCIAL HIGHLIGHTS

     For a Participation Certificate (PC) Outstanding Throughout the Period


                                            Year             Year          Year            Year           Year
                                           Ended            Ended          Ended          Ended           Ended
                                         12/31/99        12/31/98        12/31/97       12/31/96         12/31/95
                                       -----------     ------------    -----------     -----------     -----------
Net Asset Value, Beginning of Period   $     10.00     $      9.97     $      9.95     $     10.00     $      9.93
                                       -----------     -----------     -----------     -----------     -----------

Income From Investment Operations:
Net Investment Income                        0.502           0.540           0.547           0.542           0.599
Net Realized and Unrealized
   Gain (Loss) on Investments               (0.080)          0.030           0.020          (0.050)          0.070
                                       -----------     -----------     -----------     -----------     -----------
Total From Investment Operations             0.422           0.570           0.567           0.492           0.669
                                       -----------     -----------     -----------     -----------     -----------

Less Distributions:
Dividends to PC holders from
   Net Investment Income                    (0.502)         (0.540)         (0.547)         (0.542)         (0.599)
Distributions to PC holders from
   Net Capital Gains                             0               0               0               0               0
                                       -----------     -----------     -----------     -----------     -----------
Total Distributions                         (0.502)         (0.540)         (0.547)         (0.542)         (0.599)
                                       -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period         $      9.92     $     10.00     $      9.97     $      9.95     $     10.00
                                       ===========     ===========     ===========     ===========     ===========

Total Return                                  4.33%           5.86%           5.85%           5.08%           6.92%

Ratios/Supplemental Data:
Net Assets, End of Period (000)        $    32,941     $    48,667     $    46,405     $    69,940     $    63,922
Ratio of Expenses to Average
   Net Assets(1)                              0.30%           0.30%           0.30%           0.30%           0.30%
Ratio of Net Investment Income
   to Average Net Assets                      5.01%           5.42%           5.47%           5.43%           6.00%
Portfolio Turnover Rate(2)                   106.6%           10.2%           79.2%          119.0%           64.8%

-------------------------------------------

(1) Without the waiver of a portion of advisory, service agent and administration fees (see Note C), the ratios of expenses to average daily net assets would have been .54%, .59%, .57%, .48% and .43% for the fiscal periods December 31, 1999, 1998, 1997, 1996 and 1995.

(2)   Excludes security purchases with a maturity of less than one year.


                 See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS


A. Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end regulated investment company. The Fund consists of three separate portfolios, the Government/REPO Portfolio, the Money Market Portfolio and the Short-Term Portfolio (the "Portfolio(s)"). The Fund is authorized to issue five billion Participation Certificates ("PCs"), par value $.001 per PC. The Fund presently offers three classes of PCs as follows: the Government/REPO Portfolio - one billion PCs authorized, the Money Market Portfolio - two billion PCs authorized and the Short-Term Portfolio - one billion PCs authorized.

B.   Significant accounting policies relating to the Fund are as follows:

     Security Valuation - Government/REPO Portfolio and Money Market Portfolio:
     Securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security.

     Security Valuation - Short-Term Portfolio: Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the most recent quoted bid price provided by investment dealers. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis (unless the Board determines that such basis does not represent fair value at that time).

     Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

     Dividends to Participation Certificate Holders - Dividends of net investment income of the Portfolios are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. The Portfolios intend, subject to the use of offsetting capital loss carry-forwards, to distribute net realized short- and long-term capital gains, if any, once each year.

     Federal Income Taxes - No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to Participation Certificate Holders which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. At December 31, 1999, the Short-Term Portfolio had capital loss carry-forwards amounting to $854,279, $114,232, $40,211 and $32,174 that expire in 2002, 2004, 2005 and
     2007 respectively. These loss carry-forwards are available to offset possible future capital gains of the Short-Term Portfolio. At December 31, 1999, the Money Market Portfolio had a capital loss carry-forward amounting to $3,910 that expires in 2007. This loss carry-forward is available to offset possible future capital gains of the Money Market Portfolio.

     Repurchase Agreements - Each Portfolio may agree to purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund's custodian or an authorized securities depository. All repurchase agreements were entered into on December 31, 1999.

     Estimated Maturities - The maturity of collateralized mortgage obligations and other asset backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.

     Variable Rate Obligations - For variable rate obligations, the interest rate presented is as of December 31, 1999 and the maturity shown is the date of the next interest readjustment.

     Management Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

C. The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

     Government/REPO Portfolio and Money Market Portfolio - BlackRock Institutional Management Corporation ("BIMC"), an indirect majority owned subsidiary of PNC Bank National Association, serves as the Portfolios' investment advisor and service agent. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

     Short-Term Portfolio - Neuberger Berman ("NB"), a Delaware Limited Liability Corporation, serves as the Portfolio's investment advisor. As compensation for its services, the Portfolio pays NB a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets, at the following rate: .30% of the first $50 million, .20% of the next $50 million, .15% of the next $150 million, and .10% of amounts in excess of $250 million.

     Health Plans Capital Services Corporation ("CSC") served as the Fund's administrator until March 31, 1999. Effective April 1, 1999, BCS Financial Services Corporation ("BCS") serves as the Fund's administrator with respect to the Fund's overall operations and relations with holders of PCs. As compensation for its services each Portfolio pays BCS a fee, computed daily and payable monthly at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

     PFPC Trust Company ("PFPC Trust"), an affiliate of PNC Bank National Association, acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), an affiliate of PNC Bank, acts as the Fund's transfer agent and dividend disbursing agent. In addition, BIMC serves as the Short-Term Portfolio service agent. PFPC Trust, BIMC and PFPC receive fees from the Fund for serving in these capacities.

     BIMC and NB have agreed contractually to reduce their advisory fees otherwise payable to them in 1999 to the extent necessary to reduce the ordinary operating expenses of the Portfolios individually so that they do not exceed 0.30 of one percent (0.30%) of each Portfolio's average net assets for the year. Under these contractual agreements, NB waived $95,864 of such fees payable by the Short-Term Portfolio for the period ended December 31, 1999. BIMC voluntarily waived $45,389 of service agent fees and CSC and BCS voluntarily waived $1,845 and $5,970, respectively, of administrator fees payable by the Short-Term Portfolio during this period. In addition, BIMC voluntarily waived $740 and $304,057 of advisory fees and CSC voluntarily waived $227 and $15,003 of administrator fees payable by the Money Market Portfolio and Government/REPO Portfolio, respectively, during this period. BCS voluntarily waived $20 and $52,920 of administrator fees payable by the Money Market Portfolio and Government/REPO Portfolio, respectively, during this period.

D.   At December 31, 1999, net assets consisted of:


                                      Government/REPO   Money Market      Short-Term
                                         Portfolio       Portfolio         Portfolio
                                      ---------------   -------------    -------------
Capital paid in ...................   $ 102,872,801     $ 426,023,549    $  34,221,303
Accumulated realized loss on
  security transactions ...........            --              (3,910)      (1,040,896)
Net unrealized depreciation of
  investments .....................            --                --           (239,222)
                                      -------------     -------------    -------------
                                      $ 102,872,801     $ 426,019,639    $  32,941,185
                                      =============     =============    =============

E. Short-Term Portfolio purchases and sales of investment securities, other than short-term investments, were $30,454,602 and $30,974,930, respectively, and purchases and sales of U.S. Government securities were $12,440,774 and $22,431,014 respectively, for the period ended December 31, 1999.

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Participation Certificate Holders and
Trustees of Plan Investment Fund, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government/REPO Portfolio, the Money Market Portfolio and the Short-Term Portfolio (constituting the Plan Investment Fund, Inc., hereafter referred to as the "Fund") at December 31, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP

Philadelphia, PA
February 4, 2000

--------------------------------------------------------------------------------
                           PLAN INVESTMENT FUND, INC.

                                676 N. St. Clair
                             Chicago, Illinois 60611
                                 (312) 951-9841

                                    TRUSTEES
                                    --------

EDWARD J. BARAN                             MARK A. ORLOFF
President and                               Vice President and
  Chief Executive Officer                     Deputy General Counsel
Plan Investment Fund, Inc.                  Blue Cross and Blue Shield
BCS Financial Corporation                     Association

HOWARD F. BEACHAM III                       JED H. PITCHER
President and                               Chairman of the Board and
  Chief Operating Officer                     Chief Executive Officer
Blue Cross and Blue Shield                  Regence Blue Cross and Blue Shield
  of Central New York, Inc.                   of Utah

PHILLIP A. GOSS                             JOSEPH REICHARD
Vice President                              Vice President, Treasury Services &
  Corporate Development                       Assistant Treasurer
Blue Cross and Blue Shield                  Highmark, Inc.
  of Illinois

M. EDWARD SELLERS                           RONALD F. KING
President and                               President and
  Chief Executive Officer                     Chief Financial Officer
Blue Cross and Blue Shield                  Blue Cross and Blue Shield
  of South Carolina                           of Oklahoma

JAMES M. MEAD
President and
  Chief Executive Officer
Capital Blue Cross


                               INVESTMENT ADVISORS
                               -------------------

GOVERNMENT/REPO PORTFOLIO                               SHORT TERM PORTFOLIO
AND MONEY MARKET PORTFOLIO                              --------------------
--------------------------                              Neuberger Berman
BlackRock Institutional Management Corporation          New York, New York
Wilmington, Delaware